Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash	₩ 2,081	₩ 1,668
Demand deposits and checking accounts	1,581,428	1,471,891
Time deposits	701,865	538,130
Other cash equivalents	1,229,498	632,176
Cash and cash equivalents	₩ 3,514,872	₩ 2,643,865